SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income, net:
Interest on bank deposits and other	$ 16,939	$ 13,122	$ 11,377
Amortization of premiums, accretion of discounts and interest on debt marketable securities, net	4,504	4,903	2,787
Loss on sale of marketable securities	0	0	(243)
Bank charges	(308)	(236)	(197)
Foreign currency differences, net	(3,236)	(1,237)	203
Financial income, net	$ 17,899	$ 16,552	$ 13,927